Share Based Payments - Schedule of Expected Share Delivery KPI After the Vesting Period (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expected Share Delivery KPI After the Vesting Period [Abstract]
Number of shares, Beginning Balance	313,173
Number of shares, Ending Balance	288,517	313,173
Number of shares, Granted		313,173
Number of shares, Canceled	(29,656)